Other operating income/(expense) - Information about Other Operating Income Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Fair value remeasurements of equity investments	£ (24)	£ 51	£ (122)
Disposal of businesses and assets	106	246	61
Fair value remeasurements on contingent consideration recognised in business combinations	(581)	(1,751)	(791)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	93	(67)	245
Fair value adjustments on derivative financial instruments	0	0	7
Other income/(expense)	422	(9)	237
Other operating income expense	£ 16	£ (1,530)	£ (363)